Provisions - Respironics field-action provision (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Provisions [Line Items]
Provisions, at the start of the period	€ 2,313
Provisions, at the end of the period	2,115	€ 2,313
Respironics field action [Member]
Provisions [Line Items]
Provisions, at the start of the period	577	0
Additional provisions, other provisions	250	719
Provision used, other provisions	(486)	(175)
Increase (decrease) through net exchange differences, other provisions	49	33
Provisions, at the end of the period	€ 390	€ 577